Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of Regulatory Assets [Table Text Block]
Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$386,927	$1,043,803	$656,876	270%
Lion Futures Limited	386,927	948,872	561,945	245%
Lion Asset Management Limited	12,898	27,770	14,872	215%
BC Wealth Management Limited	12,898	468,279	455,381	3631%
Lion Broker Limited (Cayman)	537,164	8,426,049	7,888,885	1569%
Total	$1,336,814	$10,914,773	$9,577,959	816%